INCOME TAXES DISCLOSURE (Details)	12 Months Ended
Jan. 31, 2025 CAD ($)
Operating loss carry forward	$ 2,812,534
Operations in Chile
Foreign loss carry forwards	7,010,666
Operations in USA
Foreign loss carry forwards	$ 7,540,330